Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2024	Mar. 04, 2024	Dec. 31, 2023	Dec. 27, 2023	Dec. 31, 2022
Preferred stock, par value (in dollars per share)	$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in shares)	25,000,000		25,000,000
Preferred stock, shares issued (in shares)	25,000		25,000
Preferred stock, shares outstanding (in shares)	25,000		25,000
Common Class A
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	200,000,000		200,000,000	200,000,000	0
Common stock, issued (in shares)	17,899,586		16,647,529		0
Common stock, outstanding (in shares)	17,899,586		16,647,529		0
Common Class B
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	100,000,000		100,000,000	100,000,000	0
Common stock, issued (in shares)	59,930,000		59,930,000		0
Common stock, outstanding (in shares)	59,930,000		59,930,000		0